ACQUISITION OF DEEP ROCK, INC.	12 Months Ended
Dec. 31, 2011
ACQUISITION OF DEEP ROCK, INC. [Abstract]
ACQUISITION OF DEEP ROCK, INC.

NOTE 5 - ACQUISITION OF DEEP ROCK, INC.

On January 23, 2009 we issued 7,719,235 shares of Class A Common Stock valued at $355,085 to purchase 100% of the outstanding common stock of Deep Rock, Inc., an Idaho Corporation.